Annual Total Returns [BarChart] - Multi-Asset Diversified Income Index Fund - Multi-Asset Diversified Income Index Fund	Feb. 01, 2021
Bar Chart Table:
2013	10.86%
2014	7.91%
2015	(7.42%)
2016	11.18%
2017	5.46%
2018	(5.75%)
2019	18.38%
2020	(14.35%)